Dividends - Summary of dividends paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Dividends [Line Items]
Dividends payable during the year	$ 6,145	$ 7,025	$ 6,466
Net movement of unclaimed dividends in the year	0	0	4
Dividends paid during the year	6,145	7,025	6,470
– Rio Tinto plc | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	2,885	3,185	2,875
– Rio Tinto plc | Interim Dividends
Disclosure of Dividends [Line Items]
Interim dividend payable	1,839	2,238	2,147
– Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	878	936	815
– Rio Tinto Limited | Interim Dividends
Disclosure of Dividends [Line Items]
Interim dividend payable	$ 543	$ 666	$ 629